Income Taxes - Summary of Company's Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
United States					$ (63,661)	$ (36,004)
International					143	176
Loss before income taxes	$ (25,671)	$ (20,461)	$ (130,350)	$ (35,171)	$ (63,518)	$ (35,828)